Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

October 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 168 (“PEA 168”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 213 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 168 is being filed to register Class P shares of the PIMCO Total Return Fund II (the “Fund”), an existing series of the Registrant. PEA 168 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares not included herein.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request that PEA No. 168 receive selective review from the Commission and its Staff of the disclosure related to Class P shares of the Fund due to the fact that, except for the disclosure relating to Class P shares of the Fund, the disclosure set forth in PEA 168 is “not substantially different”1 from the disclosure that has previously been filed with the Commission on October 1, 2009 pursuant to Rule 497 under the 1933 Act (Accession No. 0001193125-09-201443), which, among other things, was filed to reflect prior comments by the Staff.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3448 or Adam T. Teufel at 202.261.3464.

Sincerely,

/s/ Matthew V. Curtin

Attachments

[1]	See Investment Company Act Rel. No. 13768.